Inventories (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories [Abstract]
Finished goods	$ 10,095,820	$ 9,532,199
Work-in-progress	9,405,677	11,100,347
Raw materials	5,352,826	7,046,789
Total	$ 24,854,323	$ 27,679,335